Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Series A common stock, $0.001 par value per share
Amount Registered | shares	24,642,857
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 369,642,855.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,592.32
Offering Note	(a) Includes an additional 3,214,285 shares of our Series A common stock that the underwriters have the option to purchase. (b) Estimated solely for the purpose of calculating the registration fee in accordance with 457(a) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series A common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 1.00
Amount of Registration Fee	$ 0.00
Offering Note	See 1(a) and 1(b).